American Century Target Maturities Trust
SAI dated February 1, 2021

American Century International Bond Funds
SAI dated March 1, 2021

American Century Variable Portfolios II, Inc.
SAI dated May 1, 2021

American Century Investment Trust
American Century Government Income Trust
SAI dated August 1, 2021

American Century Municipal Trust
SAI dated October 1, 2021

American Century Quantitative Equity Funds, Inc.
SAI dated November 1, 2021

Supplement dated January 1, 2022
Effective December 31, 2021, Ronald J. Gilson and Frederick L.A. Grauer retired from the Board of Directors/Trustees.

The following replaces the second and third paragraphs of the Management section in the Statements of Additional Information:

Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Jeremy I. Bulow, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

The following replaces the Management table in the Statements of Additional Information:

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees (Directors)
Tanya S. Beder (1955)	Trustee and Board Chair (Director)	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	38	Kirby Corporation; Nabors Industries, Ltd.; CYS Investments, Inc.(2012-2017)
Jeremy I. Bulow (1954)	Trustee (Director)	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	75	None
Jennifer Cabalquinto (1968)	Trustee (Director)	Since 2021	Special Advisor, GSW Sports, LLC (2020 to Present); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	38	None
Anne Casscells (1958)	Trustee (Director)	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001-present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009-2017)	38	None
Jonathan D. Levin (1972)	Trustee (Director)	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University (2000 to present)	38	None
Peter F. Pervere (1947)	Trustee (Director)	Since 2007	Retired	38	None
John B. Shoven (1947)	Trustee (Director)	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	38	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee (Director)
Jonathan S. Thomas (1963)	Trustee (Director)	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	147	None
Effective January 1, 2022, committee membership under the Board Leadership Structure and Standing Board Committees section in each SAI includes:
Audit and Compliance Committee: Peter F. Pervere (chair), Tanya S. Beder, Jennifer Cabalquinto and Anne Casscells
Client Experience Oversight Committee: John B. Shoven (chair), Jeremy I. Bulow, Jonathan D. Levin and Peter F. Pervere
Governance Committee: Jonathan D. Levin (chair), Jeremy I. Bulow and John B. Shoven
Portfolio Committee: Anne Casscells (chair), Tanya S. Beder, Jeremy I. Bulow, Jonathan D. Levin and John B. Shoven
Technology and Risk Committee: Jennifer Cabalquinto (chair), Tanya S. Beder, Anne Casscells and Peter F. Pervere

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